RYDEX SERIES FUNDS

                         SUPPLEMENT DATED AUGUST 3, 2009
                                     TO THE
  RYDEX SERIES FUNDS COMMODITIES STRATEGY FUND H-CLASS SHARES PROSPECTUS DATED
                  AUGUST 1, 2009, AND ALL SUPPLEMENTS THERETO,
                                   AND TO THE
     RYDEX SERIES FUNDS COMMODITIES STRATEGY FUND A-CLASS AND C-CLASS SHARES
          PROSPECTUS DATED AUGUST 1, 2009, AND ALL SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES UPDATED INFORMATION IN ADDITION TO THE INFORMATION CONTAINED IN THE RYDEX SERIES FUNDS PROSPECTUSES DATED AUGUST 1, 2009 (THE "PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

1. Effective August 1, 2009, under the heading "Transaction Information" and specifically the sub-heading, "Transaction Cut-off Times" the transaction cut-off table is replaced with the following:

     --------------------- ---------------------------------------------
     METHOD                                CUT-OFF TIME
     --------------------- ---------------------------------------------
     By Mail                         3:30 P.M., Eastern Time
     --------------------- ---------------------------------------------
     By Phone                        3:30 P.M., Eastern Time
     --------------------- ---------------------------------------------
     By Internet                     3:45 P.M., Eastern Time
     --------------------- ---------------------------------------------
     By Financial
     Intermediary                          Market Close*
     --------------------- ---------------------------------------------
     * Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

                            *    *    *    *    *    *
--------------------------------------------------------------------------------
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

COM1-SUP-0809x0510